RYDEX SERIES FUNDS

                         SUPPLEMENT DATED MARCH 19, 2009
                                     TO THE
 RYDEX SERIES FUNDS DOMESTIC EQUITY - STYLE FUNDS AND MONEY MARKET FUND H-CLASS
      SHARES PROSPECTUS DATED AUGUST 1, 2008, AND ALL SUPPLEMENTS THERETO,
RYDEX SERIES FUNDS DOMESTIC EQUITY - STYLE FUNDS AND MONEY MARKET FUND INVESTOR CLASS, ADVISOR CLASS AND H-CLASS SHARES PROSPECTUS DATED AUGUST 1, 2008, AND ALL
                              SUPPLEMENTS THERETO,
     RYDEX SERIES FUNDS DOMESTIC EQUITY FUND, INTERNATIONAL EQUITY FUND AND
          ALTERNATIVE INVESTMENT FUNDS H-CLASS SHARES PROSPECTUS DATED
                AUGUST 1, 2008, AND ALL SUPPLEMENTS THERETO, AND
     RYDEX SERIES FUNDS DOMESTIC EQUITY FUND, INTERNATIONAL EQUITY FUND AND ALTERNATIVE INVESTMENT FUNDS A-CLASS AND C-CLASS SHARES PROSPECTUS DATED
                   AUGUST 1, 2008, AND ALL SUPPLEMENTS THERETO
                                   AND TO THE
RYDEX SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2008, AND
                             ALL SUPPLEMENTS THERETO

THIS  SUPPLEMENT  PROVIDES  NEW  AND  ADDITIONAL  INFORMATION  THAT  SUPPLEMENTS
INFORMATION   CONTAINED   IN  THE   RYDEX   SERIES   FUNDS   PROSPECTUSES   (THE
"PROSPECTUSES") AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.
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Effective  April 1, 2009, the names of the Sector  Rotation Fund,  International
Rotation Fund, Absolute Return Strategies Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Value Fund, and Small-Cap Growth Fund will be changed as follows:

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CURRENT NAME                             NEW NAME (EFFECTIVE APRIL 1, 2009)
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Sector Rotation Fund                     All-Cap Opportunity Fund
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International Rotation Fund              International Opportunity Fund
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Absolute Return Strategies Fund          Multi-Hedge Strategies Fund
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Large-Cap Value Fund                     S&P 500 Pure Value Fund
--------------------------------------------------------------------------------
Large-Cap Growth Fund                    S&P 500 Pure Growth Fund
--------------------------------------------------------------------------------
Mid-Cap Value Fund                       S&P MidCap 400 Pure Value Fund
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Mid-Cap Growth Fund                      S&P MidCap 400 Pure Growth Fund
--------------------------------------------------------------------------------
Small-Cap Value Fund                     S&P SmallCap 600 Pure Value Fund
--------------------------------------------------------------------------------
Small-Cap Growth Fund                    S&P SmallCap 600 Pure Growth Fund
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Therefore,  effective April 1, 2009, all references to the Sector Rotation Fund,
International Rotation Fund, Absolute Return Strategies Fund, Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Value Fund, and Small-Cap Growth Fund are replaced with the new Fund names, as listed above.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


FNC-SUP-0309x0809